DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Mortgage Indebtness
DEBT
Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of June 30, 2012 (2)	Principal Outstanding as of December 31, 2011 (2)	Weighted Average Interest Rate at June 30, 2012	Maturity Date
Fixed Rate	$98,818	$98,739	5.56%	August 2015 - June 2047
Variable Rate(1)	58,562	59,159	5.00%	August 2015
	$157,380	$157,898

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.0% (subject to a 1.0% LIBOR floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012 and December 31, 2011.

Mortgage Indebtedness. The Company’s mortgage notes payable consist of the following (dollars in thousands):

Interest Rate Type	Principal Outstanding as of December 31, 2011 (2)	Principal Outstanding as of December 31, 2010 (2)	Weighted Average Interest Rate at December 31, 2011	Maturity Date
Fixed Rate	$98,739	$100,610	6.29%	August 2015 - June 2047
Variable Rate(1)	59,159	60,315	5.50%	August 2015
	$157,898	$160,925

(1)	Contractual interest rates under variable rate mortgages are equal to the 90-day LIBOR plus 4.5% (subject to a 1.0% floor).

(2)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011 and 2010.

Schedule of Maturities of Debt
The following is a schedule of maturities for the Company’s outstanding debt as of June 30, 2012 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Amended Secured Revolving Credit Facility	Total
July 1, 2012 through December 31, 2012	$1,701	$—	$—	$1,701
2013	3,690	—	—	3,690
2014	3,902	—	—	3,902
2015	86,291	—	42,500	128,791
2016	1,920	—	—	1,920
Thereafter	59,876	225,000	—	284,876
	$157,380	$225,000	$42,500	$424,880

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of June 30, 2012.

The following is a schedule of maturities for the Company’s outstanding debt as of December 31, 2011 (in thousands):

	Mortgage Indebtedness (1)	Senior Notes	Secured Revolving Credit Facility	Total
2012	$3,204	$—	$—	$3,204
2013	3,428	—	—	3,428
2014	3,649	—	—	3,649
2015	86,048	—	—	86,048
2016	1,689	—	—	1,689
Thereafter	59,880	225,000	—	284,880
	$157,898	$225,000	$—	$382,898

(1)	Outstanding principal balance for mortgage indebtedness does not include mortgage premium of $0.5 million as of December 31, 2011.